Loans and borrowings - Non - current liabilities - Unsecured loans (Details) - Paycheck Protection Program	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Disclosure of detailed information about borrowings
Aggregated amount	$ 1,381,000	¥ 8,921,000	¥ 9,777,000
Interest rate	0.98%	0.98%
Term of debt	2 years